Financial Instruments - Summary of Margin over LIBOR Depending on Leverage Ration (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.85	4.22	5.21
Greater than 5.50x [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	3.50%
Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	3.00%
Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	2.50%
Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	2.125%
Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	1.75%
Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	1.50%
Less than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	1.25%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.75
Top of range [member] | Greater than 5.50x [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	5.50
Top of range [member] | Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	5.00
Top of range [member] | Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.50
Top of range [member] | Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.00
Top of range [member] | Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.50
Top of range [member] | Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.00
Bottom of range [member] | Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.50
Bottom of range [member] | Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.00
Bottom of range [member] | Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.50
Bottom of range [member] | Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.00
Bottom of range [member] | Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	2.50
Bottom of range [member] | Less than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	2.50